Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Australia (1.2%)
*	BHP Group Ltd. (XLON)	2,333,545	72,519
*	Woodside Energy Group Ltd. (XLON)	437,661	10,530
			83,049
Brazil (1.4%)
	Ambev SA	13,825,610	37,788
	B3 SA - Brasil Bolsa Balcao	13,415,000	33,519
*	XP Inc. Class A	1,211,323	18,581
			89,888
Canada (0.5%)
*	Shopify Inc. Class A (XTSE)	916,855	31,824
China (2.7%)
*	Alibaba Group Holding Ltd.	6,582,415	72,228
*	Ping An Insurance Group Co. of China Ltd. Class H	4,747,500	31,190
*	ANTA Sports Products Ltd.	2,199,600	28,610
*	Li Auto Inc. Class A	1,817,158	17,569
*,1	Meituan Class B	715,700	15,857
*	SG Micro Corp. Class A	342,833	8,494
*	Will Semiconductor Co. Ltd. Shanghai Class A	299,800	3,318
*	Will Semiconductor Co. Ltd. Shanghai	106,100	1,173
			178,439
Denmark (0.4%)
*	Genmab A/S	70,490	29,803
Finland (0.8%)
	Nokia OYJ	10,803,758	50,191
France (2.8%)
	Pernod Ricard SA	336,917	66,279
*	Cie Generale des Etablissements Michelin SCA	2,224,750	61,975
*	ArcelorMittal SA	1,591,670	41,992
[1]	Amundi SA	334,598	18,975
			189,221
Germany (2.8%)
*	BASF SE	1,288,021	63,420
*	Fresenius Medical Care AG & Co. KGaA	1,163,847	38,014
	Volkswagen AG Preference Shares	305,383	37,883
*	Deutsche Boerse AG	159,433	27,453
*	adidas AG	122,653	16,623
			183,393
Hong Kong (1.9%)
*	AIA Group Ltd.	6,114,200	67,521

		Shares	Market Value ($000)
*	Galaxy Entertainment Group Ltd.	6,410,220	42,145
*	Sands China Ltd.	4,973,600	16,315
			125,981
India (2.0%)
[1]	Reliance Industries Ltd. GDR	1,441,078	88,401
*	Housing Development Finance Corp. Ltd.	1,363,032	43,332
			131,733
Ireland (2.8%)
*	CRH plc (XLON)	1,581,427	62,933
*	Ryanair Holdings plc ADR	809,475	60,516
*	Smurfit Kappa Group plc (XDUB)	880,075	32,616
*	ICON plc	159,788	31,039
*,2	Irish Bank Resolution Corp.	122,273	—
			187,104
Italy (0.5%)
*	Enel SpA	6,118,754	32,908
*	Saipem SpA	10,000	12
			32,920
Japan (5.2%)
*	Olympus Corp.	3,163,800	55,802
	Komatsu Ltd.	2,452,400	53,007
	Resona Holdings Inc.	7,654,500	42,042
	Shiseido Co. Ltd.	841,400	41,240
	Keyence Corp.	72,000	27,954
	SMC Corp.	64,200	26,807
	Sysmex Corp.	419,300	25,313
	Daiichi Sankyo Co. Ltd.	764,300	24,600
	Denso Corp.	390,400	19,145
	CyberAgent Inc.	1,960,900	17,457
	Hoshizaki Corp.	303,200	10,661
			344,028
Netherlands (3.4%)
*	Prosus NV	1,642,575	113,409
*	Randstad NV	833,946	50,956
*	ING Groep NV	3,683,840	44,873
*,1	Adyen NV	14,745	20,470
			229,708
Norway (0.5%)
*	Schibsted ASA Class A	836,918	15,871
*	Adevinta ASA	1,797,541	11,903
*	Schibsted ASA Class B	205,592	3,771
			31,545
Other (0.7%)
[3]	Vanguard Total World Stock ETF	505,242	43,547
Russia (0.0%)
*,2	Sberbank of Russia PJSC	3,912,108	—
*,2	X5 Retail Group NV GDR (Registered)	227,797	—
*,2	Mail.Ru Group Ltd. GDR (Registered)	128,137	—
*,2	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.3%)
*	Sea Ltd. ADR	393,485	20,473
South Korea (1.0%)
*	Coupang Inc.	2,721,628	40,035

		Shares	Market Value ($000)
	Shinhan Financial Group Co. Ltd.	1,066,425	29,689
			69,724
Sweden (1.0%)
	Atlas Copco AB Class B	3,418,081	36,470
	Epiroc AB Class B	1,616,469	26,004
*	Spotify Technology SA	76,830	6,066
			68,540
Switzerland (1.9%)
*	Cie Financiere Richemont SA Class A (Registered)	308,338	39,979
*	UBS Group AG (Registered)	2,136,188	39,704
*	Roche Holding AG	110,704	34,787
*,1	Wizz Air Holdings plc	407,145	9,310
			123,780
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,212,000	46,649
*	Hon Hai Precision Industry Co. Ltd.	13,321,745	43,179
			89,828
United Kingdom (5.5%)
*	Prudential plc (XLON)	4,663,979	63,595
*	Rio Tinto plc	860,503	60,566
	Shell plc	2,071,925	58,754
*	AstraZeneca plc ADR	589,152	39,944
*	HSBC Holdings plc	5,167,507	32,026
*	Barclays plc	15,265,434	29,047
*	NatWest Group plc	8,018,998	25,574
*	Standard Chartered plc	3,371,947	25,150
	Tesco plc	8,971,690	24,178
*	Farfetch Ltd. Class A	2,215,567	10,480
			369,314
United States (55.9%)
	Microsoft Corp.	596,367	143,021
	Elevance Health Inc.	276,181	141,673
	Mastercard Inc. Class A	361,007	125,533
*	Amazon.com Inc.	1,458,253	122,493
	General Electric Co.	1,235,627	103,533
	Martin Marietta Materials Inc.	275,069	92,965
	Moody's Corp.	327,816	91,336
	Visa Inc. Class A	424,250	88,142
	UnitedHealth Group Inc.	160,245	84,959
	Service Corp. International	1,217,649	84,188
*	Alphabet Inc. Class C	840,820	74,606
	Arthur J Gallagher & Co.	390,246	73,577
	Eli Lilly & Co.	188,557	68,982
*	Alnylam Pharmaceuticals Inc.	277,590	65,969
	Prologis Inc.	554,951	62,560
*	Illumina Inc.	307,038	62,083
	Lear Corp.	477,076	59,167
*	Alphabet Inc. Class A	663,833	58,570
	Edison International	919,973	58,529
	Cognizant Technology Solutions Corp. Class A	991,387	56,697
*	Chipotle Mexican Grill Inc. Class A	39,995	55,493
	Charles Schwab Corp.	609,160	50,719
	Royalty Pharma plc Class A	1,273,988	50,348
	Thermo Fisher Scientific Inc.	91,339	50,299
*	Moderna Inc.	267,276	48,008
	Westinghouse Air Brake Technologies Corp.	467,535	46,665

		Shares	Market Value ($000)
*	Netflix Inc.	153,936	45,393
	Estee Lauder Cos. Inc. Class A	182,241	45,216
*	Booking Holdings Inc.	21,335	42,996
*	Ceridian HCM Holding Inc.	667,663	42,831
*	Monster Beverage Corp.	421,380	42,783
	Wells Fargo & Co.	1,030,355	42,543
	Citigroup Inc.	933,692	42,231
*	Intuitive Surgical Inc.	157,683	41,841
	American International Group Inc.	659,865	41,730
	Albemarle Corp.	183,241	39,738
	Equitable Holdings Inc.	1,373,829	39,429
	S&P Global Inc.	115,462	38,673
*	Aptiv plc	413,917	38,548
	Teradyne Inc.	417,057	36,430
*	Walt Disney Co.	412,570	35,844
	Broadridge Financial Solutions Inc.	260,001	34,874
*	MercadoLibre Inc.	40,411	34,197
*	Markel Corp.	25,698	33,857
	SS&C Technologies Holdings Inc.	638,768	33,254
*	CBRE Group Inc. Class A	427,899	32,931
	NVIDIA Corp.	224,851	32,860
	Analog Devices Inc.	192,587	31,590
	Newell Brands Inc.	2,406,073	31,471
	Capital One Financial Corp.	338,491	31,466
*	CoStar Group Inc.	397,456	30,715
*	Uber Technologies Inc.	1,212,280	29,980
*	Airbnb Inc. Class A	343,083	29,334
*	Trade Desk Inc. Class A	653,839	29,312
*	Dynatrace Inc.	706,718	27,067
*,4	Chewy Inc. Class A	690,918	25,619
*	Axon Enterprise Inc.	147,807	24,526
*	Tesla Inc.	193,104	23,786
*	SiteOne Landscape Supply Inc.	187,028	21,942
	Hewlett Packard Enterprise Co.	1,369,791	21,862
*	Skyline Champion Corp.	422,910	21,784
*	Adobe Inc.	64,333	21,650
*	Meta Platforms Inc. Class A	171,549	20,644
	Wingstop Inc.	149,071	20,515
*	First Solar Inc.	131,255	19,661
	Cognex Corp.	403,114	18,991
*	Block Inc. (XNYS)	302,161	18,988
*	Dow Inc.	356,368	17,957
*	Match Group Inc.	431,497	17,903
*	MongoDB Inc. Class A	89,801	17,676
*	Cargurus Inc.	1,255,301	17,587
*	Novocure Ltd.	239,370	17,558
*	Howard Hughes Corp.	225,603	17,241
	Eaton Corp. plc	108,418	17,016
	McKesson Corp.	45,285	16,987
*	Snap Inc. Class A	1,892,310	16,936
*	Datadog Inc. Class A	214,964	15,800
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	524,689	15,205
*	Entegris Inc.	230,734	15,134
*	Snowflake Inc. Class A	101,813	14,614
*	Qualtrics International Inc. Class A	1,334,561	13,853
*	Cloudflare Inc. Class A	303,056	13,701
*	DoorDash Inc. Class A	274,795	13,415
*	Certara Inc.	828,891	13,320

		Shares	Market Value ($000)
*	Livent Corp.	622,947	12,378
*	Shake Shack Inc. Class A	279,580	11,611
*	REVOLUTION Medicines Inc.	427,111	10,174
*	Chegg Inc.	387,603	9,795
*	Seagen Inc.	71,952	9,246
*	Twilio Inc. Class A	186,412	9,127
*	Exact Sciences Corp.	175,814	8,704
*	STAAR Surgical Co.	176,616	8,573
*	Roblox Corp. Class A	253,364	7,211
	NRG Energy Inc.	208,156	6,623
*	IAC Inc.	120,492	5,350
*	RingCentral Inc. Class A	141,536	5,010
*,4	Wayfair Inc. Class A	148,992	4,900
*	Roku Inc.	116,906	4,758
*,2	ABIOMED Inc. CVR	82,912	85
			3,724,665
Total Common Stocks (Cost $5,910,250)			6,428,698
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[5,6]	Vanguard Market Liquidity Fund, 4.334% (Cost $237,113)	2,371,503	237,127
Total Investments (100.0%) (Cost $6,147,363)			6,665,825
Other Assets and Liabilities—Net (0.0%)			(1,803)
Net Assets (100%)			6,664,022
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $153,013,000, representing 2.3% of net assets.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,177,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $14,824,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	480	92,664	(1,139)
MSCI EAFE Index	March 2023	402	39,183	(599)
MSCI Emerging Markets Index	March 2023	358	17,173	(209)
				(1,947)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,774,985	71,307	85	3,846,377
Common Stocks—Other	252,100	2,330,221	—	2,582,321
Temporary Cash Investments	237,127	—	—	237,127
Total	4,264,212	2,401,528	85	6,665,825
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,947	—	—	1,947
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	186,162	NA1	NA1	2	(2)	1,794	1	237,127
Vanguard Total World Stock ETF	53,153	32,914	50,484	(642)	8,606	311	—	43,547
Total	239,315	32,914	50,484	(640)	8,604	2,105	1	280,674
1	Not applicable—purchases and sales are for temporary cash investment purposes.